Debt and Capital Lease Obligations Debt and Capital Lease Obligations, Subordinated Credit Agreement (Details) - Mar. 02, 2015 - Subordinated Debt [Member] - Majority Shareholder [Member] - Subsequent Event [Member] - USD ($)
$ in Millions
Total
Debt Instrument [Line Items]
Proceeds from the subordinated credit agreement with Valero	$ 160.0
Subordinated credit agreement, expiration date	Mar. 01, 2020
Subordinated credit agreement, rate at period end	1.4219%